Schedule of Investments (unaudited) July 31, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.3%
Alabama Federal Aid Highway Finance Authority RB 5.00%, 09/01/23	$220	$253,834
Series A, 5.00%, 09/01/23	120	138,455
Series B, 5.00%, 09/01/23	310	357,675
Alabama Public School & College Authority RB
Series A, 3.00%, 06/01/23	60	64,084
Series A, 5.00%, 02/01/23	160	181,222
Series B, 5.00%, 01/01/23	175	197,676
City of Huntsville AL GOL, Series D, 5.00%, 05/01/23	115	131,209
State of Alabama GO
5.00%, 11/01/23	400	463,696
Series A, 5.00%, 08/01/23	35	40,264
Series C, 5.00%, 11/01/23	290	336,180
University of Alabama (The) RB, Series B, 5.00%, 07/01/23	75	85,899
University of Alabama at Birmingham RB, Series A, 5.00%, 10/01/23	135	155,982

		2,406,176

Alaska — 0.1%
Municipality of Anchorage AK GO, Series D, 5.00%, 09/01/23	165	190,304
State of Alaska GO, Series B, 5.00%, 08/01/23	25	28,750

		219,054

Arizona — 3.1%
Arizona Department of Transportation State Highway Fund Revenue RB, 5.00%, 07/01/23	190	218,397
Arizona Health Facilities Authority RB, Series A, 5.00%, 01/01/23	35	39,410
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/23	345	398,057
Arizona State University RB
5.00%, 08/01/23	150	172,497
Series B, 5.00%, 07/01/23	220	252,336
Arizona Transportation Board RB, 5.00%, 07/01/23	750	862,095
Arizona Water Infrastructure Finance Authority RB, 5.00%, 10/01/23	70	81,003
City of Mesa AZ Utility System Revenue RB, 5.00%, 07/01/23	35	40,188
City of Phoenix AZ GO, 4.00%, 07/01/23	190	211,060
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/23	310	356,055
5.50%, 07/01/23 (NPFGC)	65	75,875
Series A, 5.00%, 07/01/23	335	384,968
Series B, 5.00%, 07/01/23	295	339,214
Series D, 5.00%, 07/01/23	50	57,307
City of Scottsdale AZ GO, 5.00%, 07/01/23	100	114,905
City of Tucson AZ Water System Revenue RB, Series A, 5.00%, 07/01/23	100	114,739
County of Pima AZ GOL, 4.00%, 07/01/23	310	343,607
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/23	175	200,648
Maricopa County Community College District GO, 5.00%, 07/01/23	100	114,739
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/23	30	34,447
Maricopa County Unified School District No. 80 Chandler GOL, 4.50%, 07/01/23	40	45,165
Regional Public Transportation Authority RB, 5.25%, 07/01/23	105	121,566

Security	Par (000)	Value

Arizona (continued)
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/23	$365	$412,691
Series A, 5.00%, 01/01/23	230	260,052
State of Arizona COP, 5.00%, 09/01/23	235	270,633
University of Arizona (The) RB
5.00%, 06/01/23	195	223,232
5.00%, 08/01/23	55	63,249

		5,808,135

Arkansas — 0.4%
State of Arkansas GO
4.25%, 06/01/23	35	39,072
5.00%, 04/01/23	225	256,124
5.00%, 10/01/23	295	341,108
University of Arkansas RB, Series A, 5.00%, 11/01/23	105	121,256

		757,560

California — 7.9%
Alameda Unified School District-Alameda County/CA GO,
Series A, 0.00%, 08/01/23 (AGM)(a)	50	47,307
Bay Area Toll Authority RB
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	100	114,743
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	135	156,117
Benicia Unified School District GO, Series B, 0.00%, 08/01/23 (NPFGC)(a)	80	75,242
California Educational Facilities Authority RB, Series T-5, 5.00%, 03/15/23	60	68,732
California Health Facilities Financing Authority RB
5.00%, 11/15/23	25	29,313
Series A, 4.00%, 03/01/23	75	82,663
Series A, 5.00%, 11/15/23	15	17,540
Series B, 5.00%, 11/15/23	110	128,623
California State Public Works Board RB
5.00%, 09/01/23	200	231,798
Series A, 5.00%, 03/01/23	170	193,837
Series A, 5.00%, 09/01/23	175	202,823
Series A, 5.25%, 06/01/23 (ETM NPFGC)	15	17,482
Series B, 5.00%, 10/01/23	155	180,119
Series C, 5.00%, 11/01/23	65	75,733
Series D, 5.00%, 09/01/23	520	602,675
Series F, 5.00%, 05/01/23	135	154,779
Series F, 5.00%, 09/01/23	130	150,669
Series G, 5.00%, 09/01/23	20	23,180
Series I, 5.00%, 11/01/23	75	87,384
California State University RB, Series A, 5.00%, 11/01/23	325	379,401
Chabot-Las Positas Community College District GO, 4.00%, 08/01/23	160	179,229
City of Los Angeles CA Wastewater System Revenue RB, Series B, 4.00%, 06/01/23	75	83,622
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/23	50	58,324
Coast Community College District GO, Series A, 5.00%, 08/01/23	40	46,408
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/23	60	69,224
Escondido Union High School District GO, Series A, 0.00%, 08/01/23 (AGC)(a)	150	142,258
Folsom Cordova Unified School District School Facilities Improvement Dist No. 4 GO, Series A, 0.00%, 10/01/23 (NPFGC)(a)	195	182,668

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Irvine Ranch Water District SA, 5.00%, 02/01/23	$30	$34,223
Las Virgenes Unified School District GO 0.00%, 09/01/23 (NPFGC)(a)	105	99,300
Series C, 0.00%, 11/01/23 (NPFGC)(a)	50	47,169
Long Beach Community College District GO, Series D, 0.00%, 05/01/23 (NPFGC)(a)	165	156,445
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/23	160	185,493
Series C, 5.00%, 08/01/23	20	23,187
Los Angeles County Metropolitan Transportation Authority RB,
Series A, 5.00%, 07/01/23	80	92,724
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/23	85	98,200
Series B, 5.00%, 07/01/23	105	121,305
Series D, 4.00%, 07/01/23	150	167,544
Los Angeles Department of Water & Power System Revenue RB, Series E, 5.00%, 07/01/23	100	115,529
Los Angeles Unified School District/CA GO
Series A, 4.00%, 07/01/23	495	548,663
Series A, 5.00%, 07/01/23	515	590,479
Mount Diablo Unified School District/CA GO, Series F, 5.00%, 08/01/23	20	23,170
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/23	40	46,750
Newport Mesa Unified School District GO, 0.00%, 08/01/23 (NPFGC)(a)	50	47,571
Palomar Community College District GO, Series B, 0.00%, 08/01/23(a)	200	189,904
Rancho Santiago Community College District GO, 4.00%, 09/01/23	20	22,451
Riverside County Transportation Commission RB, Series A, 5.00%, 06/01/23	50	57,646
San Diego Community College District GO, 0.00%, 08/01/23(a)	35	33,312
San Diego Public Facilities Financing Authority RB, 5.00%, 10/15/23	50	58,286
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/23 (NPFGC)(a)	105	100,007
Series H-2, 5.00%, 07/01/23	230	265,813
Series J2, 5.00%, 07/01/23	30	34,671
San Jose Evergreen Community College District GO, Series A, 5.00%, 09/01/23	50	58,189
San Jose Financing Authority RB, Series A, 5.00%, 06/01/23	25	28,802
San Mateo County Community College District GO, Series A, 0.00%, 09/01/23(a)	90	85,668
San Mateo Joint Powers Financing Authority RB, Series A, 5.00%, 07/15/23	100	115,762
San Mateo Union High School District GO, Series B, 0.00%, 09/01/23 (NPFGC)(a)	20	18,960
Santa Clara County Financing Authority RB, Series Q, 5.00%, 05/15/23	60	69,047
State of California Department of Water Resources RB 5.00%, 12/01/23	65	76,082
Series AW, 5.00%, 12/01/23	115	134,607
Series BA, 5.00%, 12/01/23	235	275,067

Security	Par (000)	Value

California (continued)
State of California GO
4.00%, 05/01/23	$160	$177,635
5.00%, 08/01/23	1,970	2,278,010
5.00%, 09/01/23	910	1,055,081
5.00%, 10/01/23	710	825,375
5.00%, 11/01/23	330	384,638
5.00%, 12/01/23	90	105,178
Series B, 5.00%, 09/01/23	230	266,669
University of California RB
Series A, 5.00%, 05/15/23	60	69,071
Series AK, 5.00%, 05/15/48(b)(c)	1,400	1,609,412
Series AO, 5.00%, 05/15/23	65	74,827
Series AR, 4.00%, 05/15/23	200	222,816

		14,872,631

Colorado — 0.5%
Board of Water Commissioners City & County of Denver (The) RB, 5.00%, 09/15/23	100	115,648
City & County of Denver Co. Airport System Revenue RB, Series A, 5.00%, 11/15/23	255	295,955
Denver City & County School District No. 1 GO, 5.00%, 12/01/23 (SAW)	140	162,963
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/23 (NPFGC)(a)	120	112,115
University of Colorado RB, Series A-2, 5.00%, 06/01/23	215	246,562

		933,243

Connecticut — 1.5%
Connecticut State Health & Educational Facilities Authority RB, Series C-2, 5.00%, 07/01/57 Put(b)(c)	355	401,175
State of Connecticut GO
5.00%, 09/15/23	100	114,733
Series A, 5.00%, 04/15/23	345	390,926
Series A, 5.00%, 10/15/23	440	506,053
Series B, 5.00%, 05/15/23	260	295,355
Series D, 5.00%, 06/15/23	70	79,720
Series E, 5.00%, 09/01/23	10	11,460
Series F, 5.00%, 11/15/23	125	144,113
Series H, 5.00%, 11/15/23	100	115,290
State of Connecticut Special Tax Revenue RB
5.00%, 01/01/23	40	44,926
Series A, 5.00%, 08/01/23	130	148,621
Series A, 5.00%, 10/01/23	375	430,807
Series B, 5.00%, 08/01/23	50	57,162
University of Connecticut RB
Series A, 4.00%, 02/15/23	50	54,592
Series A, 5.00%, 02/15/23	100	112,738

		2,907,671

Delaware — 0.7%
County of New Castle DE GO, 5.00%, 10/01/23	165	191,227
Delaware River & Bay Authority RB, Series B, 5.00%, 01/01/23	40	45,083
Delaware Transportation Authority RB, 5.00%, 07/01/23	460	528,563
State of Delaware GO 5.00%, 07/01/23	125	143,786
Series A, 5.00%, 02/01/23	50	56,743
Series B, 5.00%, 07/01/23	115	132,283
Series C, 5.00%, 03/01/23	140	159,313

		1,256,998

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia — 0.7%
District of Columbia GO
5.00%, 06/01/23	$80	$91,614
Series A, 5.00%, 06/01/23	485	555,412
Series B, 5.00%, 06/01/23	150	171,777
District of Columbia RB 5.00%, 07/15/23	20	22,843
Series A, 5.00%, 12/01/23	260	302,526
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/23	70	80,972
Series C, 5.00%, 10/01/23	45	52,053
Washington Metropolitan Area Transit Authority RB, Series B, 5.00%, 07/01/23	100	114,780

		1,391,977

Florida — 4.4%
City of Jacksonville FL RB 5.00%, 10/01/23	85	97,799
Series C, 5.00%, 10/01/23	100	114,620
City of Orlando FL RB, Series B, 5.00%, 10/01/23	55	63,621
City of Tallahassee FL Utility System Revenue RB, 5.00%, 10/01/23	35	40,440
City of Tampa FL RB, 5.00%, 10/01/23	75	86,557
County of Broward FL Airport System Revenue RB, Series C, 5.00%, 10/01/23	20	23,073
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/23	145	167,343
County of Miami-Dade FL GO
5.00%, 07/01/23	25	28,685
Series 2015-D, 5.00%, 07/01/23	120	137,687
Series A, 5.00%, 07/01/23	390	447,482
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/23	460	527,040
County of Miami-Dade FL Water & Sewer System Revenue RB 5.00%, 10/01/23	375	433,282
Series B, 5.00%, 10/01/23	75	86,656
County of Orange FL Sales Tax Revenue RB, Series C, 5.00%, 01/01/23	30	33,920
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/23	110	127,436
County of Seminole FL Water & Sewer Revenue RB, 5.00%, 10/01/23	150	173,445
Florida Department of Environmental Protection RB
5.00%, 07/01/23	260	297,783
Series A, 5.00%, 07/01/23	175	200,431
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/23	65	74,959
Florida’s Turnpike Enterprise RB
Series A, 5.00%, 07/01/23	90	103,415
Series B, 5.00%, 07/01/23	335	384,931
Hillsborough County School Board COP, Series A, 5.00%, 07/01/23	60	68,695
Jacksonville Transportation Authority RB, 5.00%, 08/01/23	170	194,924
Miami-Dade County Expressway Authority RB, Series A, 4.00%, 07/01/23	85	93,086
Orange County School Board COP
Series A, 5.00%, 08/01/23	90	103,157
Series D, 5.00%, 08/01/23	50	57,310
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/23	80	92,574
Orlando-Orange County Convention Center RB, 5.00%, 10/01/23	245	282,970

Security	Par (000)	Value

Florida (continued)
Orlando-Orange County Expressway Authority RB, Series B, 5.00%, 07/01/23	$70	$79,971
Palm Beach County School District COP
5.00%, 08/01/23	50	57,436
Series B, 5.00%, 08/01/23	125	143,590
Pasco County School Board COP, Series A, 5.00%, 08/01/23	20	22,798
Reedy Creek Improvement District GOL
5.00%, 06/01/23	75	85,798
Series A, 5.00%, 06/01/23	85	97,237
School Board of Miami-Dade County (The) COP, Series D, 5.00%, 02/01/23	10	11,246
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/23	180	204,197
School District of Broward County/FL COP
Series A, 5.00%, 07/01/23	270	309,350
Series B, 5.00%, 07/01/23	160	183,318
Seminole County School Board COP, Series C, 5.00%, 07/01/23	20	22,816
State of Florida GO
Series A, 5.00%, 06/01/23	450	515,331
Series A, 5.00%, 07/01/23	385	442,384
Series B, 5.00%, 06/01/23	400	458,072
Series C, 5.00%, 06/01/23	35	40,081
Series E, 5.00%, 06/01/23	210	240,488
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/23	185	212,343
Series B, 5.00%, 07/01/23	450	516,510
Volusia County School Board COP, Series A, 5.00%, 08/01/23 (BAM)	20	22,941

		8,209,228

Georgia — 1.2%
City of Gainesville GA Water & Sewerage Revenue RB, 5.00%, 11/15/23	35	40,669
County of Forsyth GA GO, Series B, 5.00%, 03/01/23	40	45,488
Georgia State Road & Tollway Authority RB, Series A, 5.00%, 06/01/23	85	97,237
Gwinnett County Development Authority COP, 5.25%, 01/01/23 (NPFGC)	90	102,316
State of Georgia GO
Series A, 5.00%, 07/01/23	785	902,326
Series A-1, 5.00%, 02/01/23	450	510,354
Series C, 5.00%, 07/01/23	75	86,210
Series C-1, 5.00%, 07/01/23	150	172,419
Series D, 5.00%, 02/01/23	125	141,765
Series E, 5.00%, 12/01/23	100	116,494

		2,215,278

Hawaii — 1.9%
City & County Honolulu HI Wastewater System Revenue RB, Series B, 5.00%, 07/01/23	205	235,215
City & County of Honolulu HI GO
4.00%, 10/01/23	100	111,619
5.00%, 09/01/23	360	415,364
Series A, 5.00%, 10/01/23	120	138,809
Series C, 5.00%, 10/01/23	20	23,135
Series E, 4.00%, 09/01/23	40	44,561
County of Hawaii HI GO, Series D, 5.00%, 09/01/23	75	86,437
State of Hawaii GO
5.00%, 05/01/23	175	200,013
Series EH, 5.00%, 08/01/30 (PR 08/01/23)	325	374,296

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
Series EH-2017, 5.00%, 08/01/23 (ETM)	$520	$598,874
Series EO, 5.00%, 08/01/23 (ETM)	50	57,584
Series EP, 5.00%, 08/01/23	265	305,418
Series EY, 5.00%, 10/01/23	125	144,759
Series EZ, 5.00%, 10/01/23	50	57,903
Series FE, 5.00%, 10/01/23	300	347,421
Series FG, 4.00%, 10/01/23	135	150,861
Series FG, 5.00%, 10/01/23	70	81,065
Series FH, 5.00%, 10/01/23	50	57,903
State of Hawaii State Highway Fund RB, Series B, 5.00%, 01/01/23	155	174,863

		3,606,100

Idaho — 0.0%
Idaho Housing & Finance Association RB, 5.00%, 07/15/23	75	85,535

Illinois — 2.1%
Chicago O’Hare International Airport RB
4.13%, 01/01/23	50	54,404
Series B, 5.00%, 01/01/23	265	297,915
Series D, 5.00%, 01/01/23	40	44,968
Illinois Finance Authority RB
5.00%, 01/01/23	200	225,414
5.00%, 07/01/23	200	228,982
5.00%, 12/01/23	180	209,110
State of Illinois GO
5.00%, 02/01/23	120	129,686
5.00%, 05/01/23	405	439,842
5.00%, 06/01/23	90	97,902
5.00%, 07/01/23	170	185,227
5.00%, 08/01/23	135	147,332
5.00%, 10/01/23	435	476,203
5.00%, 12/01/23	50	54,712
Series A, 5.00%, 04/01/23	175	189,746
Series D, 5.00%, 11/01/23	865	945,116
State of Illinois RB
5.00%, 06/15/23	100	109,604
First Series, 6.00%, 06/15/23 (NPFGC)	45	50,976
Series C, 4.00%, 06/15/23	25	26,482

		3,913,621

Indiana — 0.6%
Indiana Finance Authority RB
Series A, 5.00%, 02/01/23	60	67,981
Series A, 5.00%, 06/01/23	120	137,374
Series A, 5.00%, 12/01/23	35	40,644
Series B, 5.00%, 02/01/23	55	62,316
Series C, 5.00%, 12/01/23	475	552,254
Indiana University RB
Series A, 5.00%, 06/01/23	70	80,219
Series X, 5.00%, 08/01/23	115	132,491
Purdue University RB
Series A, 4.00%, 07/01/23	85	94,456
Series BB-1, 5.00%, 07/01/23	20	22,989

		1,190,724

Iowa — 0.5%
County of Polk IA GO, Series C, 5.00%, 06/01/23	220	251,940
Iowa City Community School District RB, 5.00%, 06/01/23	55	62,541
Iowa Finance Authority RB, 5.00%, 08/01/23	230	265,178

Security	Par (000)	Value

Iowa (continued)
State of Iowa RB
5.00%, 06/15/23	$55	$62,973
Series A, 5.00%, 06/01/23	240	274,454

		917,086

Kansas — 0.6%
City of Wichita KS GO, Series 811, 5.00%, 06/01/23	125	143,046
Johnson County Water District No. 1 RB, Series A, 5.00%, 01/01/23	100	113,030
Kansas Development Finance Authority RB, Series B, 5.00%, 05/01/23	30	34,134
Sedgwick County Unified School District No. 259 Wichita GO, 4.00%, 10/01/23	20	22,255
State of Kansas Department of Transportation RB
5.00%, 09/01/23	205	236,793
Series A, 5.00%, 09/01/23	320	369,629
Wyandotte County-Kansas City Unified Government GO, Series D, 5.00%, 08/01/23	100	114,576

		1,033,463

Kentucky — 0.1%
Louisville & Jefferson County Metropolitan Sewer District RB, 5.00%, 05/15/23	100	114,276

Louisiana — 0.4%
State of Louiliana RB, Series A, 5.00%, 06/15/23	25	28,471
State of Louisiana GO
4.00%, 09/01/23	75	83,267
Series A, 5.00%, 02/01/23	210	237,162
Series A, 5.00%, 04/01/23	35	39,733
Series C, 5.00%, 07/15/23	150	171,819
Series C, 5.00%, 08/01/23	205	235,141

		795,593

Maine — 0.4%
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/23	245	282,044
Series A, 5.00%, 11/01/23	105	121,720
Series C, 5.00%, 11/01/23	75	86,943
Maine Turnpike Authority RB, 5.00%, 07/01/23	25	28,685
State of Maine GO, Series B, 5.00%, 06/01/23	250	286,397

		805,789

Maryland — 3.7%
City of Baltimore MD GO, Series A, 5.00%, 10/15/23	200	231,624
City of Baltimore MD RB, Series D, 5.00%, 07/01/23	285	326,770
County of Anne Arundel MD GOL, 5.00%, 04/01/23	90	102,588
County of Baltimore MD GO, 5.00%, 02/01/23	250	283,438
County of Charles MD GO
5.00%, 10/01/23	100	115,807
5.00%, 11/01/23	10	11,611
County of Frederick MD GO, Series A, 5.00%, 08/01/23	205	236,180
County of Montgomery MD GO
5.00%, 11/01/23	90	104,495
5.00%, 12/01/23	250	291,005
Series B, 5.00%, 12/01/23	300	349,206
Series C, 5.00%, 10/01/23	295	341,631
County of Prince George’s MD COP, 5.00%, 10/15/23	25	28,842
County of Prince George’s MD GO, Series A, 5.00%, 09/15/23	120	138,778
State of Maryland Department of Transportation RB
4.00%, 09/01/23	275	306,589
5.00%, 02/15/23	195	221,432

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
5.00%, 09/01/23	$200	$231,104
5.00%, 10/01/23	750	868,882
State of Maryland GO
First Series, 5.00%, 06/01/23	505	578,725
Second Series, 5.00%, 08/01/23	90	103,689
Series A, 5.00%, 03/01/23	250	284,202
Series A, 5.00%, 08/01/23	250	288,025
Series B, 4.00%, 08/01/23	415	461,762
Series C, 5.00%, 08/01/23	410	472,360
Washington Suburban Sanitary Commission GO
4.00%, 06/01/23	25	27,685
5.00%, 06/01/23	320	366,717
5.00%, 06/15/23	150	172,241

		6,945,388

Massachusetts — 2.4%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/23	340	389,844
Commonwealth of Massachusetts GO, Series C, 5.50%, 12/01/23 (AMBAC)	500	592,550
Commonwealth of Massachusetts GOL
5.00%, 07/01/23	100	114,905
Series A, 5.00%, 03/01/23	210	238,730
Series A, 5.00%, 05/01/23	105	120,008
Series A, 5.00%, 07/01/23	110	126,395
Series B, 5.00%, 01/01/23	45	50,896
Series B, 5.00%, 07/01/23	300	344,715
Series B, 5.25%, 08/01/23	70	81,329
Series C, 5.00%, 10/01/23	110	127,388
Series D, 5.00%, 07/01/23	205	235,555
Series E, 5.00%, 11/01/23	625	725,656
Series H, 5.00%, 12/01/23	55	64,021
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/23	45	51,588
Massachusetts Bay Transportation Authority RB
5.00%, 07/01/23	100	114,822
Series A, 5.00%, 07/01/23	50	57,411
Series B, 5.25%, 07/01/23	240	277,865
Massachusetts Clean Water Trust (The) RB, 5.00%, 08/01/23	120	138,404
Massachusetts Department of Transportation RB, Series C, 0.00%, 01/01/23 (NPFGC)(a)	85	80,826
Massachusetts School Building Authority RB
Series A, 5.00%, 05/15/23	210	240,400
Series A, 5.00%, 11/15/23 (ETM)	45	52,204
Series C, 4.00%, 08/15/23 (ETM)	15	16,681
Massachusetts State College Building Authority RB, Series A, 4.00%, 05/01/23	125	137,999
Massachusetts Water Resources Authority RB
Series A, 5.00%, 08/01/23	50	57,669
Series B, 5.25%, 08/01/23 (AGM)	50	58,157

		4,496,018

Michigan — 1.3%
Great Lakes Water Authority Water Supply System Revenue RB, Series A, 5.00%, 07/01/23	250	284,787
Michigan Finance Authority RB, 5.00%, 11/15/23	50	57,533
Michigan State Building Authority RB
Series I, 5.00%, 04/15/23	300	341,685
Series I, 5.00%, 10/15/23	120	138,814

Security	Par (000)	Value

Michigan (continued)
State of Michigan GO
Series A, 5.00%, 05/01/23	$35	$40,044
Series A, 5.00%, 12/01/23	140	163,027
Series B, 5.00%, 11/01/23	20	23,230
State of Michigan RB, 5.00%, 03/15/23	420	475,982
University of Michigan RB, Series A, 5.00%, 04/01/23	700	798,728
Wayne County Airport Authority RB, Series G, 5.00%, 12/01/23	70	80,967

		2,404,797

Minnesota — 1.3%
City of Rochester MN Electric Utility Revenue RB, Series E, 5.00%, 12/01/23	25	29,009
County of Hennepin MN GO
Series A, 5.00%, 12/01/23	95	110,582
Series C, 5.00%, 12/01/23	70	81,481
Elk River Independent School District No. 728 GO, Series A, 5.00%, 02/01/23	85	96,119
Minnesota Municipal Power Agency RB, 5.00%, 10/01/23	30	34,504
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/23	225	255,528
Southern Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/23	115	129,449
State of Minnesota GO
Series A, 5.00%, 08/01/23	245	282,681
Series B, 5.00%, 08/01/23	260	299,988
Series D, 5.00%, 08/01/23	530	611,514
Series F, 5.00%, 10/01/23	50	57,992
State of Minnesota RB, Series A, 5.00%, 06/01/23	430	492,255

		2,481,102

Mississippi — 0.1%
State of Mississippi GO, Series F, 5.25%, 10/01/23	215	250,688

Missouri — 1.1%
City of Kansas City MO GO, Series A, 5.00%, 02/01/23	500	565,955
Metropolitan St Louis Sewer District RB, Series B, 5.00%, 05/01/25 (PR 05/01/23)	150	171,475
Missouri Highway & Transportation Commission RB
Series A, 4.00%, 05/01/23	100	110,555
Series A, 5.00%, 05/01/23	120	137,200
Series C, 5.00%, 02/01/23	530	601,084
Missouri State Board of Public Buildings RB
5.00%, 10/01/23	100	115,454
Series A, 4.00%, 04/01/23	225	247,817
Missouri State Environmental Improvement & Energy Resources Authority RB
Series B, 5.00%, 01/01/23	50	56,587
Series B, 5.00%, 07/01/23	50	57,535

		2,063,662

Nebraska — 0.2%
Nebraska Public Power District RB, Series B, 5.00%, 01/01/23	50	56,371
Omaha Public Power District RB, Series A, 5.00%, 02/01/23	295	334,023

		390,394

Nevada — 2.3%
City of Las Vegas NV GOL, Series A, 5.00%, 06/01/23	70	80,106
Clark County School District GOL
Series A, 5.00%, 06/15/23	230	261,935
Series B, 5.00%, 06/15/23	135	153,745
Clark County Water Reclamation District GOL, 5.00%, 07/01/23	150	172,233

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
County of Clark NV GOL
5.00%, 06/01/23	$75	$85,798
5.00%, 11/01/23	490	567,807
Series A, 5.00%, 11/01/23	125	144,849
County of Clark NV RB, 5.00%, 07/01/23	565	647,575
Las Vegas Valley Water District GOL, Series A, 5.00%, 06/01/23	200	228,874
Nevada System of Higher Education COP, Series A, 5.00%, 07/01/23	40	45,615
Nevada System of Higher Education RB
Series A, 5.00%, 07/01/23	150	171,551
Series B, 5.00%, 07/01/23	100	114,367
State of Nevada GOL
Series D, 5.00%, 04/01/23	125	142,484
Series D-1, 5.00%, 03/01/23	155	176,206
Series H-1, 5.00%, 06/01/23	210	240,658
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/23	565	657,931
Truckee Meadows Water Authority RB, 5.00%, 07/01/23	230	263,805
Washoe County School District/NV GOL
5.00%, 06/01/23 (PSF)	190	217,046
Series F, 5.00%, 06/01/23	15	17,093

		4,389,678

New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/23	125	143,269
New Hampshire Municipal Bond Bank RB, Series E, 5.00%, 08/15/23	125	143,866
State of New Hampshire GO, Series A, 5.00%, 03/01/23	50	56,765

		343,900

New Jersey — 1.7%
Monmouth County Improvement Authority RB, Series B, 5.00%, 12/01/23 (GTD)	150	175,158
New Jersey Economic Development Authority RB
Series B, 5.00%, 11/01/23 (SAP)	170	193,132
Series DDD, 5.00%, 06/15/23	100	112,474
Series NN, 5.00%, 03/01/23	475	530,043
Series UU, 5.00%, 06/15/23	50	56,237
Series XX, 5.00%, 06/15/23 (SAP)	305	343,046
New Jersey Educational Facilities Authority RB
5.00%, 06/01/23 (SAP)	75	84,266
5.00%, 06/15/23	75	84,355
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/23	395	445,376
Series A, 5.75%, 06/15/23 (NPFGC)	100	115,477
Series AA, 5.00%, 06/15/23	230	258,690
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/23 (ETM)	10	11,307
Series B, 5.00%, 01/01/23	165	185,967
Series C, 5.00%, 01/01/23	170	191,602
State of New Jersey GO
5.00%, 06/01/23	65	73,938
Series T, 5.00%, 06/01/23	305	346,941

		3,208,009

New Mexico — 0.7%
County of Santa Fe NM GO, 5.00%, 07/01/23	145	166,312
County of Santa Fe NM RB, 5.00%, 06/01/23	185	211,335
New Mexico Finance Authority RB, Series B, 5.00%, 06/01/23	90	102,920
State of New Mexico GO, Series B, 5.00%, 03/01/23	50	56,822

Security	Par (000)	Value

New Mexico (continued)
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/23	$75	$86,085
Series A, 5.00%, 07/01/23	155	177,909
Series B, 4.00%, 07/01/23	210	233,020
Series B, 5.00%, 07/01/23	40	45,698
University of New Mexico (The) RB
Series A, 5.00%, 06/01/23	130	148,454
Series C, 5.00%, 06/01/23	100	114,195

		1,342,750

New York — 8.5%
City of New York NY GO
Series 2015-1, 5.00%, 08/01/23	375	431,880
Series A, 4.00%, 08/01/23	50	55,634
Series C, 5.00%, 08/01/23	1,260	1,451,117
Series D, 5.00%, 08/01/23	35	40,309
Series D-1, 5.00%, 08/01/23	50	57,584
Series E, 5.00%, 08/01/23	110	126,685
Series G, 5.00%, 08/01/23	630	725,558
Series H, 5.00%, 08/01/23	35	40,309
Series I, 5.00%, 03/01/23	50	56,822
Series I, 5.00%, 08/01/23	125	143,960
Series J, 5.00%, 08/01/23	505	581,598
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/23	10	11,652
Series A-1, 5.00%, 11/15/23	25	28,924
Series A2, 5.00%, 11/15/23	195	225,609
Series B, 5.00%, 11/15/23	930	1,075,982
Series B-3, 5.00%, 11/15/23	55	63,633
Series C-1, 5.00%, 11/15/23	215	248,749
Series D, 5.00%, 11/15/23	400	462,788
Series F, 5.00%, 11/15/23	140	161,976
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/23 (SAW)	205	236,455
Series S-2, 5.00%, 07/15/23 (SAW)	100	115,344
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/23	130	151,476
Series A, 5.00%, 08/01/23	150	173,260
Series A1, 5.00%, 08/01/23	150	173,261
Series A-1, 4.00%, 08/01/23	125	139,501
Series A-1, 5.00%, 08/01/23	165	190,587
Series B-1, 4.00%, 08/01/23	100	111,601
Series C, 5.00%, 11/01/23	385	448,221
Series E-1, 5.00%, 02/01/23	25	28,408
Series F1, 5.00%, 02/01/23	200	227,266
Sub-Series C, 5.00%, 11/01/23	155	180,453
New York City Water & Sewer System RB
Series AA, 5.00%, 06/15/23	305	351,467
Series DD, 5.00%, 06/15/23	75	86,426
New York Convention Center Development Corp. RB
5.00%, 11/15/23	25	28,947
Series B, 5.00%, 11/15/23	20	22,977
New York State Dormitory Authority RB
5.00%, 02/15/23	225	255,841
Series A, 4.00%, 10/01/23 (SAW)	240	268,092
Series A, 5.00%, 02/15/23	590	670,871
Series A, 5.00%, 03/15/23	590	673,385
Series A, 5.00%, 07/01/23	60	68,769
Series A, 5.00%, 10/01/23 (AGM)	65	75,476

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 10/01/23 (SAW)	$150	$173,776
Series A, 5.50%, 05/15/23 (NPFGC)	165	191,938
Series B, 5.00%, 02/15/23	90	102,336
Series B, 5.00%, 07/01/23	290	333,103
Series C, 5.00%, 03/15/23	635	724,745
Series D, 5.00%, 02/15/23	335	380,918
Series E, 5.00%, 02/15/23	175	198,987
Series E, 5.00%, 03/15/23	245	279,344
Series E, 5.00%, 10/01/23 (SAW)	50	57,926
New York State Environmental Facilities Corp. RB, 5.00%, 06/15/23	210	242,426
New York State Thruway Authority RB
Series K, 5.00%, 01/01/23	100	113,282
Series L, 5.00%, 01/01/23	260	294,533
New York State Urban Development Corp. RB
5.00%, 03/15/23	175	199,666
Series A, 5.00%, 03/15/23	535	609,997
Series A-2, 5.00%, 03/15/23	175	199,531
Series D, 5.00%, 03/15/23	430	490,277
Series E, 5.00%, 03/15/23	140	159,625
Port Authority of New York & New Jersey RB
5.00%, 07/15/23	100	115,551
5.00%, 10/15/23	95	110,659
5.00%, 12/01/23	25	29,239
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/23	90	104,875
Triborough Bridge & Tunnel Authority RB
Series A, 5.00%, 11/15/23	75	87,560
Series A, 5.00%, 11/15/23 (Call 05/15/23)	100	114,387

		15,983,534

North Carolina — 1.2%
Cape Fear Public Utility Authority RB, Series A, 5.00%, 06/01/23	50	57,320
City of Charlotte NC COP, Series C, 5.00%, 12/01/23	40	46,469
City of Winston-Salem NC RB, Series C, 5.00%, 06/01/23	20	22,887
County of Buncombe NC RB, 5.00%, 06/01/23	145	166,111
County of Forsyth NC GO, 5.00%, 12/01/23	130	151,382
County of Mecklenburg NC GO, Series B, 5.00%, 12/01/23	25	29,112
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/23	105	121,458
County of Wake NC RB, Series A, 5.00%, 12/01/23	150	174,396
North Carolina Medical Care Commission RB, 5.00%, 06/01/23	15	17,135
North Carolina Municipal Power Agency No. 1 RB
Series B, 5.00%, 01/01/23	110	124,136
Series E, 5.00%, 01/01/23	10	11,285
State of North Carolina GO
5.00%, 06/01/23	65	74,516
Series A, 5.00%, 06/01/23	600	687,840
State of North Carolina RB
5.00%, 03/01/23	260	294,983
Series A, 5.00%, 05/01/23	175	199,945
Series C, 5.00%, 05/01/23	100	114,254

		2,293,229

North Dakota — 0.1%
North Dakota Public Finance Authority RB, Series A, 5.00%, 10/01/23	85	98,360

Ohio — 3.9%
City of Cincinnati OH Water System Revenue RB, Series B, 5.00%, 12/01/23	40	46,506

Security	Par (000)	Value

Ohio (continued)
City of Columbus OH GO
4.00%, 04/01/23	$500	$551,840
Series 1, 5.00%, 07/01/23	50	57,452
Series 5, 5.00%, 08/15/23	165	190,326
Series A, 4.00%, 07/01/23	25	27,771
Series A, 5.00%, 02/15/23	230	261,004
Series A, 5.00%, 08/15/23	130	149,954
City of Columbus OH GOL, Series B, 5.00%, 08/15/23	270	311,442
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/23	135	156,584
County of Hamilton OH Sewer System Revenue RB, Series A, 5.00%, 12/01/23	20	23,225
Miami University/Oxford OH RB, 5.00%, 09/01/23	75	86,340
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/28 (PR 05/15/23)	515	588,449
Ohio Higher Educational Facility Commission RB, Series A, 5.00%, 12/01/23	140	162,265
Ohio Turnpike & Infrastructure Commission RB 5.00%, 02/15/23	100	113,369
Series A1, 5.00%, 02/15/23	290	328,231
Ohio University RB, Series A, 5.00%, 12/01/23	100	115,439
Ohio Water Development Authority RB
5.00%, 12/01/23	300	349,206
Series A, 5.00%, 06/01/23	190	217,662
Series B, 5.00%, 12/01/23	130	151,323
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/23	100	114,559
5.00%, 12/01/23	185	215,344
5.50%, 06/01/23	235	273,608
5.50%, 12/01/23	100	118,510
Series 2015A, 5.00%, 12/01/23	120	139,682
State of Ohio GO
5.00%, 05/01/23	500	572,060
Series A, 5.00%, 03/01/23	30	34,070
Series A, 5.00%, 05/01/23	340	388,195
Series A, 5.00%, 09/15/23	270	312,012
Series B, 4.00%, 09/01/23	200	222,890
Series B, 5.00%, 08/01/23	185	212,981
Series C, 5.00%, 11/01/23	75	87,010
Series S, 5.00%, 04/01/23	15	17,081
Series S, 5.00%, 05/01/23	85	97,250
Series T, 5.00%, 11/01/23	95	110,471
State of Ohio GOL, Series A, 5.00%, 09/01/23	115	132,735
State of Ohio RB
5.00%, 04/01/23	50	56,878
Series A, 5.00%, 02/01/23	100	113,154
Series C, 5.00%, 12/01/23	240	278,813

		7,385,691

Oklahoma — 1.2%
City of Oklahoma City OK GO, 5.00%, 03/01/23	215	243,928
Grand River Dam Authority RB, Series A, 5.00%, 06/01/23	340	388,399
Oklahoma Agricultural & Mechanical Colleges RB, Series C, 5.00%, 08/01/23	55	63,110
Oklahoma Capitol Improvement Authority RB
5.00%, 01/01/23	145	163,530
5.00%, 07/01/23	315	360,647
Series A, 5.00%, 07/01/23	140	160,287
Series B, 5.00%, 07/01/23	180	206,084
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/23	135	155,065

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma Turnpike Authority RB, Series D, 4.00%, 01/01/23	$155	$169,635
Oklahoma Water Resources Board RB
5.00%, 04/01/23	220	250,008
Series A, 5.00%, 04/01/23	55	62,502

		2,223,195

Oregon — 1.6%
City of Eugene OR Electric Utility System Revenue RB, 5.00%, 08/01/23	55	63,273
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 10/01/23	90	104,187
Series B, 5.00%, 10/01/23	45	52,073
City of Salem OR GO, 5.00%, 06/01/23	100	114,478
City of Salem OR Water & Sewer Revenue RB, 5.00%, 06/01/23	75	85,828
Oregon State Business Development Commission RB, 2.40%, 12/01/40 Put(b)(c)	350	362,404
Oregon State Lottery RB
Series A, 5.00%, 04/01/23	140	159,691
Series B, 5.00%, 04/01/23	110	125,471
Series C, 5.00%, 04/01/23	120	136,878
Port of Portland OR Airport Revenue RB, Series 23, 5.00%, 07/01/23	175	200,648
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/23 (GTD)(a)	150	142,183
State of Oregon Department of Transportation RB, Series A, 5.00%, 11/15/23	470	546,130
State of Oregon GO
Series A, 5.00%, 08/01/23	50	57,648
Series C, 5.00%, 06/01/23	75	86,010
Series F, 5.00%, 05/01/23	100	114,333
Series G, 5.00%, 11/01/23	45	52,268
Series H, 5.00%, 05/01/23	495	565,948
Series O, 5.00%, 08/01/23	20	23,059
Tri-County Metropolitan Transportation District of Oregon RB, Series B, 5.00%, 09/01/23	20	23,102

		3,015,612

Pennsylvania — 2.1%
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/23	550	620,879
First Series, 5.00%, 02/01/23	85	96,212
First Series, 5.00%, 03/15/23	115	130,678
First Series, 5.00%, 04/01/23	185	210,519
First Series, 5.00%, 06/15/23	85	97,356
First Series, 5.00%, 08/15/23	600	690,810
First Series, 5.00%, 04/01/24 (PR 04/01/23)	350	399,018
Second Series, 5.00%, 09/15/23	300	346,287
Second Series, 5.00%, 10/15/23	445	514,967
Delaware County Authority RB
5.00%, 08/01/23	85	97,533
5.00%, 12/01/23	75	86,922
Pennsylvania Turnpike Commission RB
Series A, 5.00%, 12/01/23	330	381,919
Series A, 5.25%, 07/15/23 (AGM)	110	127,566
Series B, 5.00%, 12/01/23	35	40,244
Southeastern Pennsylvania Transportation Authority RB, 5.00%, 06/01/23	120	136,744

		3,977,654

Rhode Island — 0.8%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/23	330	375,015

Security	Par (000)	Value

Rhode Island (continued)
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/23	$165	$190,661
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
5.00%, 10/01/23	405	468,302
Series B, 5.00%, 10/01/23	325	375,797
State of Rhode Island COP, Series B, 5.00%, 10/01/23	145	166,261

		1,576,036

South Carolina — 0.1%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/23	60	69,593
State of South Carolina GO, 5.00%, 08/01/23 (SAW)	105	120,970

		190,563

Tennessee — 2.7%
City of Memphis TN GO, Series A, 5.00%, 11/01/23	100	115,969
County of Blount TN GO, Series B, 5.00%, 06/01/23	145	165,934
County of Hamilton TN GO, Series A, 5.00%, 05/01/23	170	194,366
County of Knox TN GO, 5.00%, 06/01/23	130	149,084
County of Shelby TN GO, Series A, 5.00%, 03/01/23	160	181,830
County of Sumner TN GO, 5.00%, 12/01/23	45	52,215
County of Williamson TN GO, 5.00%, 04/01/23	70	79,737
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/23	75	85,737
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/23	520	597,938
Series A, 5.00%, 07/01/23	65	74,742
Series A, 5.00%, 01/01/29 (PR 01/01/23)	25	28,267
Series A, 5.00%, 01/01/33 (PR 01/01/23)	1,250	1,413,337
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, 5.00%, 07/01/23	170	195,056
State of Tennessee GO
Series A, 5.00%, 08/01/23	610	703,300
Series A, 5.00%, 09/01/23	250	288,988
Tennessee State School Bond Authority RB
5.00%, 11/01/23	40	46,424
Series A, 5.00%, 11/01/23	55	63,832
Series B, 5.00%, 11/01/23	465	539,674

		4,976,430

Texas — 13.5%
Abilene Independent School District GO, 5.00%, 02/15/23 (PSF)	175	198,200
Allen Independent School District GO, 5.00%, 02/15/23 (PSF)	225	254,662
Alvin Independent School District/TX GO, Series C, 5.00%, 02/15/23 (PSF)	140	158,612
Arlington Independent School District/TX GO, Series B, 5.00%, 02/15/23 (PSF)	385	436,613
Austin Community College District GOL, 5.00%, 08/01/23	215	246,612
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/23	50	57,162
Austin Independent School District GO
Series B, 5.00%, 08/01/23	325	373,607
Series B, 5.00%, 08/01/23 (PSF)	50	57,499
Birdville Independent School District GO
5.00%, 02/15/23 (PSF)	45	51,066
Series B, 5.00%, 02/15/23 (PSF)	40	45,392
Bryan Independent School District GO, 4.00%, 02/15/23 (PSF)	230	252,462
Central Texas Regional Mobility Authority RB, Series A, 5.00%, 01/01/23	100	111,250

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/23 (AMBAC)(a)	$250	$233,665
Series C, 5.00%, 08/15/23	25	28,434
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/23	130	150,938
City of Austin TX GOL, 5.00%, 09/01/23	135	155,937
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/23	40	45,726
5.00%, 11/15/23	145	168,354
Series A, 5.00%, 05/15/23	145	165,758
Series A, 5.00%, 11/15/23	125	145,133
City of Austin/TX GOL, 5.00%, 09/01/23	100	115,509
City of Fort Worth TX Water & Sewer System Revenue RB, Series A, 5.00%, 02/15/23	70	79,332
City of Garland TX GOL, 5.00%, 02/15/23	165	186,874
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/23	75	86,773
Series C, 5.00%, 05/15/23	230	262,099
Series D, 5.00%, 11/15/23	175	202,469
City of Houston TX GOL, Series A, 5.00%, 03/01/23	100	113,304
City of Lubbock TX GOL, 5.00%, 02/15/23	60	67,887
City of Plano TX GOL, 5.00%, 09/01/23	80	92,165
City of Round Rock TX GOL, 5.00%, 08/15/23	55	63,183
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.00%, 02/01/23	190	215,133
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/23	305	345,345
City of San Antonio TX GOL, 5.00%, 02/01/23	400	452,324
City of Waco TX GOL, 5.00%, 02/01/23	20	22,579
Conroe Independent School District GO
5.00%, 02/15/23 (PSF)	125	141,711
Series A, 5.00%, 02/15/23 (PSF)	165	187,059
County of Bexar TX GOL, 5.00%, 06/15/23	260	297,903
County of Harris TX GOL, Series A, 5.00%, 10/01/23	90	104,067
County of Harris TX RB
5.00%, 08/15/23	140	160,712
Series A, 5.00%, 08/15/23	115	132,013
Cuero Independent School District GO, 5.00%, 08/15/30 (PR 08/15/23)	540	621,761
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/23 (PSF)	210	238,075
Series A, 5.00%, 02/15/23 (PSF)	35	39,679
Dallas Area Rapid Transit RB, 5.00%, 12/01/23	200	232,068
Dallas/Fort Worth International Airport RB, Series G, 5.00%, 11/01/23	160	184,902
Denton Independent School District GO, 5.00%, 08/15/23 (PSF)	100	115,093
Fort Bend Independent School District GO, Series A, 5.00%, 08/15/23 (PSF)	105	121,027
Frisco Independent School District GO, Series A, 5.00%, 08/15/23 (PSF)	20	23,019
Goose Creek Consolidated Independent School District GO, 5.00%, 02/15/28 (PR 02/15/23)	900	1,018,386
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/23 (PSF)(a)	100	94,634
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/23	160	183,670
Houston Community College System GOL, 5.00%, 02/15/23	270	305,491

Security	Par (000)	Value

Texas (continued)
Houston Independent School District GOL
5.00%, 02/15/23 (PSF)	$295	$334,326
Series A, 5.00%, 02/15/23 (PSF)	185	209,662
Humble Independent School District GO, Series B, 5.00%, 02/15/23 (PSF)	50	56,647
Katy Independent School District GO
5.00%, 02/15/23 (PSF)	95	107,664
Series A, 5.00%, 02/15/23 (PSF)	310	351,326
Keller Independent School District/TX GO, Series A, 5.00%, 02/15/23 (PSF)	50	56,629
Killeen Independent School District GO, 5.00%, 02/15/23	180	203,796
Klein Independent School District GO, Series A, 5.00%, 08/01/23 (PSF)	120	138,100
Laredo Independent School District GO, 5.00%, 08/01/23 (PSF)	25	28,697
Leander Independent School District GO
0.00%, 08/15/23 (PSF)(a)	240	226,848
5.00%, 08/15/23	85	97,829
5.00%, 08/15/23 (PSF)	20	23,019
Series A, 0.00%, 08/15/23 (PSF)(a)	50	47,260
Series B, 5.00%, 08/15/23	20	22,916
Series D, 0.00%, 08/15/23 (PSF)(a)	60	56,712
Lewisville Independent School District GO
5.00%, 08/15/23	200	229,758
5.00%, 08/15/23 (PSF)	420	484,465
Series A, 4.00%, 08/15/23 (PSF)	35	38,994
Series B, 5.00%, 08/15/23	25	28,720
Lone Star College System GOL, Series B, 5.00%, 02/15/23	200	226,514
Lower Colorado River Authority RB
5.00%, 05/15/23	185	210,672
Series B, 5.00%, 05/15/23	355	404,263
Manor Independent School District GO, 5.00%, 08/01/23 (PSF)	100	114,829
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/23	310	359,085
Series A, 5.00%, 11/01/23	105	121,626
Series B, 5.00%, 11/01/23	20	23,167
North East Independent School District/TX GO
5.00%, 08/01/23 (PSF)	225	258,937
5.25%, 02/01/23 (PSF)	220	251,062
North Texas Municipal Water District RB
5.00%, 06/01/23	280	320,165
6.25%, 06/01/23	75	89,363
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/23	340	392,435
North Texas Tollway Authority RB
Series A, 5.00%, 01/01/23	630	710,508
Series B, 5.00%, 01/01/23	280	315,381
Northside Independent School District GO
3.00%, 08/15/23 (PSF)	115	123,408
5.00%, 06/15/23 (PSF)	25	28,645
5.00%, 08/15/23 (PSF)	100	115,178
Northwest Independent School District GO
Series A, 5.00%, 02/15/23 (PSF)	200	226,738
Series B, 5.00%, 02/15/23 (PSF)	120	136,043
Pasadena Independent School District GO, 5.00%, 02/15/23 (PSF)	95	107,559

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Permanent University Fund — Texas A&M University System RB
5.00%, 07/01/23	$200	$229,644
Series A, 5.00%, 07/01/23	100	114,822
Series A, 5.25%, 07/01/23	140	162,088
Permanent University Fund — University of Texas System RB
Series A, 5.00%, 07/01/23	25	28,706
Series B, 5.00%, 07/01/23	115	131,854
Plano Independent School District GO, 5.00%, 02/15/23 (PSF)	340	386,342
Prosper Independent School District GO, 5.00%, 02/15/23 (PSF)	175	198,135
Round Rock Independent School District GO, 5.00%, 08/01/23 (PSF)	60	69,050
San Angelo Independent School District GO, 5.00%, 02/15/23 (PSF)	190	214,905
San Antonio Water System RB
Series A, 5.00%, 05/15/23	45	51,334
Series B, 5.00%, 05/15/23	95	108,372
Southwest Higher Education Authority Inc. RB, 5.00%, 10/01/23	100	114,926
Spring Branch Independent School District GOL, 5.00%, 02/01/23 (PSF)	60	67,849
Spring Independent School District GO, 5.00%, 08/15/23 (PSF)	365	420,089
State of Texas GO
5.00%, 04/01/23	150	170,807
5.00%, 08/01/23	150	172,625
5.00%, 10/01/23	430	497,398
Series A, 5.00%, 10/01/23	265	306,536
Series B-1, 5.00%, 08/01/23	45	51,787
State of Texas GOL, 5.00%, 08/01/23	175	201,395
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 08/15/23	100	114,158
5.00%, 12/01/23	40	46,249
Tarrant Regional Water District RB
5.00%, 03/01/23	295	334,468
Series A, 5.00%, 03/01/23	145	164,400
Texas A&M University RB
Series B, 5.00%, 05/15/23	100	114,356
Series D, 5.00%, 05/15/23	35	40,025
Series E, 5.00%, 05/15/23	35	40,025
Texas State Technical College RB, 5.00%, 10/15/23	20	23,118
Texas State University System RB
5.00%, 03/15/23	140	159,139
Series A, 5.00%, 03/15/23	510	579,529
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/23	530	613,543
Series A, 5.00%, 04/01/23	135	153,831
Texas Water Development Board RB
5.00%, 04/15/23	100	114,091
Series A, 5.00%, 04/15/23	250	285,227
Series B, 5.00%, 10/15/23	200	231,802
Trinity River Authority LLC RB, 5.00%, 02/01/23	135	152,262
United Independent School District GO, 5.00%, 08/15/23 (PSF)	25	28,731
University of Houston RB, 4.00%, 02/15/23	50	54,756
University of North Texas System RB, Series A, 5.00%, 04/15/23	100	113,700
University of Texas System (The) RB
5.00%, 08/15/23	460	530,605
Series A, 5.00%, 08/15/23	120	138,419

Security	Par (000)	Value

Texas (continued)
Series C, 5.00%, 08/15/23	$150	$173,024
Series H, 5.00%, 08/15/23	25	28,837
Series I, 5.00%, 08/15/23	100	115,349
Series J, 5.00%, 08/15/23	100	115,349

		25,285,931

Utah — 3.3%
Alpine School District/UT GO, 5.00%, 03/15/23 (GTD)	270	307,325
Central Utah Water Conservancy District RB, Series A, 5.00%, 10/01/23	85	98,323
City of Salt Lake City UT Public Utilities Revenue RB, 5.00%, 02/01/23	100	113,301
County of Salt Lake UT RB, 5.00%, 08/15/30 (PR 08/15/23)	1,750	2,018,712
Davis School District GO, 5.00%, 06/01/23 (GTD)	165	188,955
Intermountain Power Agency RB, 5.00%, 07/01/23	75	85,745
Jordan Valley Water Conservancy District RB, Series B, 5.00%, 10/01/23	75	86,756
University of Utah (The) RB
5.00%, 08/01/23	205	235,834
Series A, 5.00%, 08/01/23 (SAP)	275	316,363
Series B, 5.00%, 08/01/23	175	201,322
Series B, 5.00%, 08/01/27 (PR 08/01/23)	1,075	1,236,239
Series B, 5.00%, 08/01/28 (PR 08/01/23)	565	649,744
Utah State Building Ownership Authority RB, 5.00%, 05/15/23	300	342,108
Utah Transit Authority RB, Series A, 5.00%, 06/15/23	110	126,216
Washington County School District Board of Education/St George GO, 5.00%, 03/01/23 (GTD)	110	125,008

		6,131,951

Vermont — 0.1%
State of Vermont GO, Series B, 5.00%, 08/15/23	100	115,307
University of Vermont & State Agricultural College RB, 5.00%, 10/01/23	25	28,776
Vermont Municipal Bond Bank RB, Series 4, 5.00%, 12/01/23	25	29,054

		173,137

Virginia — 5.6%
City of Hampton VA GO, Series A, 5.00%, 09/01/23 (SAW)	10	11,542
City of Newport News VA GO, Series A, 5.00%, 08/01/23	60	69,126
City of Norfolk VA GO
5.00%, 08/01/23 (SAW)	140	161,116
Series A, 5.00%, 08/01/23 (SAW)	10	11,512
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/23	40	45,270
Commonwealth of Virginia GO
4.00%, 06/01/23	500	555,085
Series B, 5.00%, 06/01/23	100	114,761
County of Chesterfield VA Water & Sewer Revenue RB, 5.00%, 11/01/23	70	81,305
County of Fairfax VA GO
5.00%, 10/01/23 (SAW)	215	249,271
Series A, 5.00%, 10/01/23 (SAW)	700	811,580
Series B, 5.00%, 04/01/23 (SAW)	25	28,526
County of Loudoun VA GO
Series A, 5.00%, 12/01/23	75	87,509
Series A, 5.00%, 12/01/23 (SAW)	335	390,875
County of Prince William VA COP, 5.00%, 10/01/23	100	115,277
County of Prince William VA GO, 5.00%, 08/01/23 (SAW)	100	115,380
Fairfax County Water Authority RB, 5.00%, 04/01/23	290	331,125
Hampton Roads Sanitation District RB, Series A, 5.00%, 07/01/23	500	574,110
Town of Leesburg VA GO, 5.00%, 01/15/23	125	141,695

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Virginia College Building Authority RB
5.00%, 02/01/23	$95	$107,812
Series A, 5.00%, 02/01/23	155	175,674
Series A, 5.00%, 02/01/28 (PR 02/01/23)	1,000	1,133,810
Series E-1, 5.00%, 02/01/23	245	277,678
Series E-2, 5.00%, 02/01/23	555	629,026
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/23	605	693,306
5.00%, 09/15/23 (PR 03/15/23)	1,100	1,252,218
Series A, 5.00%, 05/15/23	130	148,975
Virginia Public Building Authority RB
5.00%, 08/01/23	215	247,611
Series A, 4.00%, 08/01/23	75	83,451
Series A, 5.00%, 08/01/26 (PR 08/01/23)	150	172,815
Series B, 5.00%, 08/01/23	435	500,981
Virginia Public School Authority RB
5.00%, 03/01/23 (SAW)	150	170,862
5.00%, 07/15/23 (SAW)	25	28,825
5.00%, 08/01/23 (SAW)	275	317,410
Series A, 5.00%, 08/01/23 (SAW)	100	115,421
Series B, 5.00%, 08/01/23 (SAW)	80	92,338
Virginia Resources Authority RB
5.00%, 10/01/23	90	104,187
5.00%, 11/01/23	185	214,709
Series A, 4.00%, 11/01/23	75	84,142

		10,446,316

Washington — 5.5%
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 07/01/23	50	57,390
City of Seattle WA GO, 5.00%, 12/01/23	100	116,310
City of Seattle WA GOL, Series A, 5.00%, 04/01/23	75	85,403
City of Seattle WA Municipal Light & Power Revenue RB
Series B, 5.00%, 04/01/23	200	227,742
Series C, 5.00%, 09/01/23	25	28,845
City of Spokane WA Water & Wastewater Revenue RB, 5.00%, 12/01/23	195	226,625
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/23	75	84,557
Clark County Public Utility District No. 1 RB, Series 1, 5.00%, 01/01/23	30	33,769
Clark County School District No. 117 Camas GO, 5.00%, 12/01/23 (GTD)	100	116,264
County of King WA GOL
5.00%, 07/01/23	385	442,223
5.25%, 01/01/23	115	130,946
Series B, 5.00%, 12/01/23	165	191,987
Series E, 5.00%, 12/01/23	125	145,445
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/23	290	332,984
County of Snohomish WA GOL, 5.00%, 12/01/23	25	28,997
Energy Northwest RB
5.00%, 07/01/23	110	126,349
Series A, 5.00%, 07/01/23	910	1,045,253
Grant County Public Utility District No. 2 RB, Series A, 5.00%, 01/01/23	250	281,500
King Country School District No. 415 Kent GO, 5.00%, 12/01/23 (GTD)	90	104,225
King County School District No. 216 Enumclaw GO, 5.00%, 12/01/23 (GTD)	50	57,971

Security	Par (000)	Value

Washington (continued)
King County School District No. 401 Highline GO, 5.00%, 12/01/23 (GTD)	$25	$29,009
King County School District No. 403 Renton GO, 5.00%, 12/01/23 (GTD)	125	145,273
King County School District No. 405 Bellevue GO, 5.00%, 12/01/23 (GTD)	460	534,814
King County School District No. 411 Issaquah GO, 5.00%, 12/01/23 (GTD)	70	81,417
Pierce County School District No. 320 Sumner GO, 5.00%, 12/01/23 (GTD)	175	203,221
Pierce County School District No. 403 Bethel GO, 5.00%, 06/01/23 (GTD)	65	74,463
Pierce County School District No. 416 White River GO, 5.00%, 12/01/23 (GTD)	20	23,225
Port of Seattle WA GOL
5.00%, 01/01/23	55	62,127
5.00%, 06/01/23	155	177,441
Port of Seattle WA RB, Series B, 5.00%, 03/01/23	70	79,208
Port of Tacoma WA GOL, Series A, 5.00%, 12/01/23	100	116,218
Port of Tacoma WA RB, Series A, 4.00%, 12/01/23	125	139,446
Skagit County School District No. 103 Anacortes GO, 5.00%, 12/01/23 (GTD)	25	28,986
Snohomish County School District No. 15 Edmonds GO, 4.00%, 12/01/23 (GTD)	20	22,383
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/23 (GTD)	45	52,298
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/23 (GTD)	140	162,319
Snohomish County School District No. 6 Mukilteo GO, 5.00%, 12/01/23 (GTD)	245	284,621
Spokane & Whitman Counties School District No. 360 Cheney GO, 5.00%, 12/01/23 (GTD)	65	75,362
State of Washington COP
Series A, 5.00%, 07/01/23	340	389,551
Series B, 5.00%, 07/01/23	235	269,249
State of Washington GO
5.00%, 02/01/23	200	226,676
5.00%, 08/01/23	100	115,210
Series A, 5.00%, 08/01/23	265	305,306
Series B, 5.00%, 07/01/23	345	396,564
Series B, 5.00%, 08/01/23	110	126,731
Series C, 5.50%, 07/01/23	135	152,200
Series R, 4.00%, 07/01/23	75	83,344
Series R, 5.00%, 07/01/23	375	431,047
Series R-2015, 5.00%, 07/01/23	200	229,892
Series R-2017A, 5.00%, 08/01/23	195	224,660
State of Washington RB
5.25%, 02/01/23	75	85,708
Series C, 5.00%, 09/01/23	325	374,419
University of Washington RB
Series A, 4.00%, 12/01/23	70	78,467
Series B, 4.00%, 06/01/23	135	149,498
Series C, 5.00%, 12/01/23	100	116,310
Washington State University RB
5.00%, 04/01/23	220	249,839
5.00%, 10/01/23	120	138,385
Yakima County School District No. 90 East Valley GO, 5.00%, 12/01/23 (GTD)	15	17,371

		10,317,043

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

West Virginia — 0.5%
State of West Virginia GO
Series A, 5.00%, 06/01/23	$265	$303,258
Series A, 5.00%, 11/01/23	30	34,777
Series A, 5.00%, 12/01/23	75	87,163
West Virginia Parkways Authority RB, 5.00%, 06/01/23	260	297,326
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/23	150	171,366

		893,890

Wisconsin — 4.7%
City of Madison WI GO, 4.00%, 10/01/23	195	217,994
City of Madison WI Water Utility Revenue RB, 5.00%, 01/01/23	50	56,426
City of Milwaukee WI GO, Series N1, 5.00%, 02/01/23	235	266,344
Milwaukee County Metropolitan Sewer District GO, Series A, 5.00%, 10/01/23	275	317,861
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB, Series 2, 5.00%, 06/01/23	115	131,590
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/23	395	453,147
State of Wisconsin GO
4.00%, 05/01/23	55	60,826
5.00%, 11/01/23	235	272,739
Series 1, 5.00%, 05/01/23	165	188,519
Series 1, 5.00%, 11/01/23	320	371,389
Series 2, 5.00%, 11/01/23	255	295,951
Series A, 5.00%, 05/01/28 (PR 05/01/23)	1,000	1,143,170
Series A, 5.00%, 05/01/29 (PR 05/01/23)	2,000	2,286,340
Series C, 5.00%, 05/01/23	40	45,702
State of Wisconsin RB, Series A, 5.00%, 05/01/23	50	57,107
Wisconsin Department of Transportation RB
Series 1, 4.00%, 07/01/23	70	77,844
Series 1, 5.00%, 07/01/23	110	126,349

Security	Par/ Shares (000)	Value

Wisconsin (continued)
Series 1, 5.00%, 07/01/26 (PR 07/01/23)	$645	$740,028
Series 1, 5.00%, 07/01/27 (PR 07/01/23)	615	706,887
Series 1, 5.00%, 07/01/30 (PR 07/01/23)	200	229,882
Series A, 5.00%, 07/01/23	335	384,791
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/23	115	131,574
Series A, 5.00%, 11/15/23	40	46,243
WPPI Energy RB
5.00%, 07/01/23	55	62,811
Series A, 5.00%, 07/01/23	125	142,753

		8,814,267

Total Municipal Debt Obligations — 98.8% (Cost: $180,402,118)		185,539,363

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Liquidity Funds: MuniCash, 1.27%(d)(e)	1,440	1,440,021

Total Short-Term Investments — 0.8% (Cost: $1,439,995)		1,440,021

Total Investments in Securities — 99.6% (Cost: $181,842,113)		186,979,384

Other Assets, Less Liabilities — 0.4%		700,378

Net Assets — 100.0%		$187,679,762

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds: MuniCash	77	1,363	1,440	$1,440,021	$5,542	$268	$26

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$185,539,363	$—	$185,539,363
Money Market Funds	1,440,021	—	—	1,440,021

	$1,440,021	$185,539,363	$—	$186,979,384

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF

Portfolio Abbreviations — Fixed Income

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding